Offerings	Nov. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares Each Representing a 1/40th Interest in a Share of 8.750% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series B
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,005.00
Offering Note	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-294092 filed on March 6, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	8.750% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series B
Amount Registered | shares	115,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1. No separate consideration will be payable in respect of shares of 8.750% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series B, which are issued in connection with this offering.